SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHARE CAPITAL [Text Block]

6. SHARE CAPITAL

a) Authorized Share Capital

The authorized share capital of the Company consists of 500,000,000 common shares with a par value of $0.0008 per share. Each common share entitles the holder to one vote and no holder of the common shares shall be entitled to any right of cumulative voting.

b) Issued Share Capital

As of December 31, 2022, the Company had 38,906,742 issued and outstanding common shares (December 31, 2021 - 38,906,742).

c) Stock-Based Compensation

The Company has a stock option plan (the "Plan"). Stock options may be granted under the Plan from time to time by the board of directors of the Company to such directors, officers, employees and consultants of the Company or a subsidiary of the Company, and in such numbers, as are determined by the board at the time of the granting of the stock options. The total number of common shares of the Company issuable upon the exercise of all outstanding stock options granted under the Plan shall not at any time exceed 10% of the total number of outstanding common shares, from time to time. The exercise price of each stock option granted under the Plan shall be determined in the discretion of the board of directors of the Company at the time of the granting of the stock option, provided that the exercise price shall not be lower than the last closing price of the Company's common shares on the TSX Venture Exchange prior to the date the stock option is granted.

In June 2019, 1,000,000 stock options were granted under the Plan to the Company's officers and directors. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.05 (Cdn$0.065) for a period of 5 years. The options vested on the four month anniversary of the grant date.

In July 2019, 40,000 stock options were granted under the Plan. Each such stock option entitles the holder to purchase one common share of the Company at a purchase price of $0.05 (Cdn$0.065) for a period of 5 years. The options vested on the four month anniversary of the grant date.

The following table summarizes the stock option information for the years ended December 31, 2022 and 2021:

				Weighted
				average
		Weighted		remaining
		average	Weighted	contractual
	Number of	exercise	average fair	life (in
	options	price ($Cdn)	value ($Cdn)	years)
Closing Balance, December 31, 2020	1,040,000	0.065	0.065	3.49
Closing Balance, December 31, 2021	1,040,000	0.065	0.065	2.49
Closing Balance, December 31, 2022	1,040,000	0.065	0.065	1.49

The Black-Scholes option-pricing model was used to estimate values of all stock options granted based on the following assumptions for the options granted in June and July 2019:

(i) Risk-free interest rates: 1.40% - 1.53%, which are based on the Bank of Canada benchmark bonds, average yield 5-year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the options ;

(ii) Expected volatility: 119.33% - 119.56%, which is based on the Company's historical stock prices;

(iii) Expected life: 5 years; and

(iv) Expected dividends: $nil

During the year ended December 31, 2022, the Company recognized $nil as stock-based compensation expense (years ended December 31, 2021 and 2020 - $nil and $nil, respectively). As at December 31, 2022, the unrecognized stock based compensation expense is $nil (December 31, 2021 - $nil).

d) (Loss) Income Per Share

Basic (loss) income per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2022, amounting to 38,906,742 common shares (years ended December 31, 2021 and 2020 - 38,906,742).

The calculation of the weighted average number of diluted common shares outstanding does not include 1,040,000 stock options for the years ended December 31, 2022 and 2020 as they are anti-dilutive. For the year ended December 31, 2021 the income calculation includes the 1,040,000 stock options for a total diluted shares of 39,946,742.